UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

100 FIRST STAMFORD PLACE, SUITE 403

STAMFORD, CONNECTICUT 06902

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)

State Street Bank and Trust Company

Kristin Person, Esq.

One Congress Street

Boston, Massachusetts 02114

Registrant’s telephone number, including area code: (203) 622-2978

Date of fiscal year end: September 30th

Date of reporting period: September 30, 2025

Item 1: Shareholder Report

(a)	The Report to Shareholders is attached herewith.

Renaissance International IPO ETF

Annual Shareholder Report

September 30, 2025

Ticker: IPOS

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This annual shareholder report contains important information about the Renaissance International IPO ETF (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance International IPO ETF	$94	0.80%

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2024 to September 30, 2025, the Fund’s total return based on net asset value was 33.76% compared with 17.14% for the MSCI ACWI ex-US Index. During the period, the international IPO market picked up steam, particularly in Hong Kong, while European issuance remained muted.

What contributed to performance?

Key contributors to Fund performance included Galderma, a Swiss skincare firm, and JX Advanced Metals, a Japanese manufacturer of sputtering targets, which are used in semiconductors.

What detracted from performance?

Key detractors to Fund performance included German luxury car manufacturer Porsche and European private equity firm CVC Capital Partners.

Fund Performance

Growth of a $10,000 Investment

	Renaissance International IPO ETF (NAV Return)	MSCI ACWI ex-US Index	Renaissance International IPO Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,343	$10,746	$10,407
11/30/2015	$10,234	$10,525	$10,286
12/31/2015	$10,116	$10,330	$10,270
1/31/2016	$9,414	$9,629	$9,394
2/29/2016	$9,018	$9,521	$9,051
3/31/2016	$9,957	$10,303	$10,063
4/30/2016	$10,003	$10,583	$10,181
5/31/2016	$9,915	$10,414	$10,061
6/30/2016	$9,363	$10,261	$9,432
7/31/2016	$9,895	$10,771	$10,042
8/31/2016	$10,095	$10,841	$10,231
9/30/2016	$10,342	$10,980	$10,458
10/31/2016	$10,114	$10,823	$10,281
11/30/2016	$9,675	$10,574	$9,812
12/31/2016	$9,616	$10,848	$9,822
1/31/2017	$10,013	$11,233	$10,173
2/28/2017	$10,130	$11,414	$10,344
3/31/2017	$10,448	$11,714	$10,667
4/30/2017	$10,808	$11,972	$11,081
5/31/2017	$11,120	$12,372	$11,441
6/30/2017	$11,291	$12,416	$11,567
7/31/2017	$11,611	$12,877	$12,098
8/31/2017	$11,872	$12,947	$12,322
9/30/2017	$12,159	$13,192	$12,663
10/31/2017	$12,347	$13,442	$12,822
11/30/2017	$12,587	$13,553	$13,073
12/31/2017	$13,052	$13,860	$13,379
1/31/2018	$13,892	$14,633	$14,312
2/28/2018	$13,496	$13,946	$13,917
3/31/2018	$13,763	$13,711	$14,108
4/30/2018	$13,121	$13,941	$13,676
5/31/2018	$12,671	$13,633	$13,299
6/30/2018	$12,403	$13,383	$12,944
7/31/2018	$12,392	$13,707	$12,877
8/31/2018	$12,111	$13,423	$12,697
9/30/2018	$12,122	$13,490	$12,686
10/31/2018	$10,574	$12,394	$11,130
11/30/2018	$10,676	$12,513	$11,286
12/31/2018	$10,499	$11,951	$11,250
1/31/2019	$11,162	$12,856	$11,767
2/28/2019	$11,820	$13,109	$12,251
3/31/2019	$11,753	$13,198	$12,223
4/30/2019	$12,394	$13,557	$12,797
5/31/2019	$11,775	$12,844	$12,267
6/30/2019	$12,291	$13,624	$12,805
7/31/2019	$11,934	$13,463	$12,581
8/31/2019	$12,081	$13,050	$12,665
9/30/2019	$12,240	$13,392	$12,800
10/31/2019	$12,983	$13,862	$13,538
11/30/2019	$13,085	$13,986	$13,701
12/31/2019	$13,828	$14,596	$14,502
1/31/2020	$13,908	$14,206	$14,641
2/29/2020	$13,777	$13,085	$14,478
3/31/2020	$12,022	$11,201	$12,870
4/30/2020	$13,351	$12,057	$14,233
5/31/2020	$15,197	$12,457	$15,952
6/30/2020	$16,113	$13,026	$16,986
7/31/2020	$17,460	$13,612	$18,361
8/31/2020	$19,529	$14,198	$20,301
9/30/2020	$18,353	$13,854	$19,368
10/31/2020	$18,290	$13,559	$19,245
11/30/2020	$19,427	$15,384	$20,536
12/31/2020	$20,949	$16,220	$22,313
1/31/2021	$21,686	$16,258	$23,044
2/28/2021	$21,074	$16,582	$22,434
3/31/2021	$19,874	$16,804	$20,889
4/30/2021	$20,766	$17,309	$22,127
5/31/2021	$20,697	$17,862	$22,073
6/30/2021	$20,663	$17,752	$22,029
7/31/2021	$19,040	$17,465	$20,331
8/31/2021	$18,811	$17,800	$20,205
9/30/2021	$17,194	$17,241	$18,536
10/31/2021	$16,708	$17,657	$18,111
11/30/2021	$15,404	$16,864	$16,655
12/31/2021	$14,501	$17,566	$15,808
1/31/2022	$12,895	$16,920	$13,893
2/28/2022	$12,106	$16,588	$13,223
3/31/2022	$11,232	$16,629	$12,340
4/30/2022	$10,186	$15,595	$11,277
5/31/2022	$10,569	$15,723	$11,481
6/30/2022	$10,403	$14,377	$11,198
7/31/2022	$10,060	$14,874	$10,910
8/31/2022	$9,477	$14,400	$10,342
9/30/2022	$8,265	$12,968	$9,028
10/31/2022	$7,454	$13,357	$8,106
11/30/2022	$9,494	$14,937	$10,121
12/31/2022	$9,648	$14,831	$10,564
1/31/2023	$10,203	$16,036	$11,145
2/28/2023	$9,437	$15,476	$10,354
3/31/2023	$9,397	$15,870	$10,326
4/30/2023	$9,243	$16,157	$10,049
5/31/2023	$8,740	$15,586	$9,640
6/30/2023	$8,726	$16,293	$9,496
7/31/2023	$9,493	$16,961	$10,288
8/31/2023	$8,365	$16,198	$9,155
9/30/2023	$7,838	$15,694	$8,644
10/31/2023	$7,305	$15,049	$7,958
11/30/2023	$7,958	$16,406	$8,731
12/31/2023	$8,056	$17,235	$8,803
1/31/2024	$7,173	$17,066	$7,895
2/29/2024	$7,740	$17,501	$8,492
3/31/2024	$7,855	$18,038	$8,637
4/30/2024	$8,010	$17,754	$8,883
5/31/2024	$8,050	$18,286	$8,918
6/30/2024	$7,515	$18,276	$8,325
7/31/2024	$7,405	$18,705	$8,212
8/31/2024	$7,694	$19,242	$8,570
9/30/2024	$7,629	$19,769	$8,600
10/31/2024	$7,149	$18,808	$8,021
11/30/2024	$7,172	$18,641	$8,014
12/31/2024	$7,061	$18,285	$8,054
1/31/2025	$7,518	$19,025	$8,469
2/28/2025	$7,581	$19,292	$8,529
3/31/2025	$7,405	$19,265	$8,349
4/30/2025	$7,706	$19,977	$8,733
5/31/2025	$8,209	$20,913	$9,326
6/30/2025	$8,584	$21,634	$9,691
7/31/2025	$8,911	$21,579	$10,112
8/31/2025	$9,624	$22,342	$10,857
9/30/2025	$10,248	$23,156	$11,643

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Renaissance International IPO ETF (NAV Return)	33.76%	-10.81%	0.37%
MSCI ACWI ex-US Index	17.14%	10.82%	8.76%
Renaissance International IPO Index	35.38%	-9.68%	1.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Visit https://etfs.renaissancecapital.com/intl-ipo-etf#performance for more recent performance information.

Key Fund Statistics (as of 9/30/2025)

Fund Stats	Fund Stats
Total Net Assets	$5,301,979
# of Portfolio Holdings	36
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$34,762

What did the Fund invest in? (as of September 30, 2025)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Galderma Group AG	9.1%
Horizon Robotics	7.5%
J&T Global Express Ltd.	5.5%
RENK Group AG	5.4%
JX Advanced Metals Corp.	5.2%
Lottomatica Group SpA	5.0%
Midea Group Co. Ltd., Class H	4.8%
Contemporary Amperex Technology Co. Ltd., Class H	4.7%
Zhejiang Leapmotor Technology Co. Ltd., Class H	4.5%
Kokusai Electric Corp.	4.1%

Industry Weightings (as a % of Net Assets)

Industry	Value
Pharmaceuticals	10.7%
Metals & Mining	9.7%
Automobiles	8.6%
Software	7.5%
Semiconductors & Semiconductor Equipment	6.8%
Machinery	6.7%
Air Freight & Logistics	6.5%
Hotels, Restaurants & Leisure	5.4%
Household Durables	4.8%
Electrical Equipment	4.7%
Others	28.2%
Cash	0.4%

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center?tab=regulatory  and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance International IPO ETF

Annual Shareholder Report

September 30, 2025

Ticker: IPOS

Renaissance IPO ETF

Annual Shareholder Report

September 30, 2025

Ticker: IPO

Principal Listing Exchange: NYSE Arca, Inc.

Fund Overview

This annual shareholder report contains important information about the Renaissance IPO ETF (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at http://etfs.renaissancecapital.com/document-center?tab=regulatory. You can also request this information by contacting us at 1-866-486-6645.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Renaissance IPO ETF	$65	0.60%

How did the Fund perform last year and what affected its performance?

For the period from October 1, 2024 to September 30, 2025, the Fund’s total return based on net asset value was 16.61% compared with 17.60% for the S&P 500® Index. The US IPO market weathered volatility in the first half of the period due to uncertainties around tariffs and monetary policy, but rebounded strongly in the second half.

What contributed to performance?

Key contributors to Fund performance included Reddit, a forum-based social media platform, and Astera Labs, which makes connectivity products for AI infrastructure.

What detracted from performance?

Key detractors to Fund performance included Brazilian digital bank Nu Holdings (no longer held at fiscal year-end) and Mediterranean fast casual restaurant chain Cava Group.

Fund Performance

Growth of a $10,000 Investment

	Renaissance IPO ETF (NAV Return)	S&P 500® Index	Renaissance IPO Index
9/30/2015	$10,000	$10,000	$10,000
10/31/2015	$10,772	$10,844	$10,787
11/30/2015	$10,812	$10,876	$10,825
12/31/2015	$10,457	$10,704	$10,492
1/31/2016	$8,897	$10,173	$8,920
2/29/2016	$8,972	$10,159	$8,976
3/31/2016	$9,722	$10,849	$9,731
4/30/2016	$10,039	$10,891	$10,045
5/31/2016	$10,165	$11,086	$10,181
6/30/2016	$9,728	$11,115	$9,777
7/31/2016	$10,196	$11,525	$10,237
8/31/2016	$10,544	$11,541	$10,604
9/30/2016	$10,654	$11,543	$10,719
10/31/2016	$10,235	$11,332	$10,297
11/30/2016	$10,467	$11,752	$10,534
12/31/2016	$10,437	$11,984	$10,525
1/31/2017	$10,840	$12,212	$10,944
2/28/2017	$11,364	$12,697	$11,482
3/31/2017	$11,657	$12,711	$11,783
4/30/2017	$12,026	$12,842	$12,130
5/31/2017	$12,747	$13,023	$12,804
6/30/2017	$12,679	$13,104	$12,755
7/31/2017	$13,048	$13,373	$13,139
8/31/2017	$13,235	$13,414	$13,319
9/30/2017	$13,486	$13,691	$13,546
10/31/2017	$14,205	$14,011	$14,284
11/30/2017	$14,094	$14,440	$14,153
12/31/2017	$14,271	$14,601	$14,370
1/31/2018	$14,368	$15,437	$14,476
2/28/2018	$14,352	$14,868	$14,480
3/31/2018	$14,550	$14,490	$14,681
4/30/2018	$14,479	$14,546	$14,622
5/31/2018	$14,793	$14,896	$14,945
6/30/2018	$15,116	$14,988	$15,230
7/31/2018	$15,034	$15,545	$15,208
8/31/2018	$15,609	$16,052	$15,795
9/30/2018	$15,373	$16,143	$15,560
10/31/2018	$13,385	$15,040	$13,548
11/30/2018	$13,396	$15,346	$13,574
12/31/2018	$11,794	$13,961	$11,937
1/31/2019	$13,909	$15,079	$14,086
2/28/2019	$15,414	$15,564	$15,500
3/31/2019	$15,552	$15,866	$15,692
4/30/2019	$15,975	$16,508	$16,132
5/31/2019	$15,135	$15,459	$15,299
6/30/2019	$16,087	$16,549	$16,336
7/31/2019	$16,505	$16,787	$16,740
8/31/2019	$15,618	$16,521	$15,862
9/30/2019	$14,369	$16,830	$14,594
10/31/2019	$15,118	$17,195	$15,325
11/30/2019	$16,000	$17,819	$16,199
12/31/2019	$15,910	$18,356	$16,087
1/31/2020	$16,702	$18,349	$16,902
2/29/2020	$16,130	$16,839	$16,354
3/31/2020	$13,532	$14,759	$13,694
4/30/2020	$15,852	$16,651	$16,095
5/31/2020	$18,762	$17,444	$19,078
6/30/2020	$20,749	$17,791	$21,028
7/31/2020	$22,711	$18,794	$23,058
8/31/2020	$24,754	$20,145	$25,090
9/30/2020	$26,731	$19,380	$27,144
10/31/2020	$26,004	$18,864	$26,453
11/30/2020	$32,985	$20,929	$33,686
12/31/2020	$33,001	$21,734	$33,754
1/31/2021	$34,829	$21,514	$35,638
2/28/2021	$34,225	$22,108	$35,054
3/31/2021	$31,843	$23,076	$32,594
4/30/2021	$31,894	$24,307	$32,690
5/31/2021	$31,490	$24,477	$32,281
6/30/2021	$33,923	$25,049	$34,793
7/31/2021	$32,125	$25,644	$32,943
8/31/2021	$34,235	$26,423	$35,158
9/30/2021	$32,948	$25,194	$33,836
10/31/2021	$35,137	$26,960	$36,068
11/30/2021	$32,299	$26,773	$33,167
12/31/2021	$29,641	$27,973	$30,433
1/31/2022	$23,807	$26,525	$24,440
2/28/2022	$23,505	$25,731	$24,130
3/31/2022	$22,572	$26,686	$23,159
4/30/2022	$18,234	$24,359	$18,723
5/31/2022	$15,914	$24,404	$16,404
6/30/2022	$15,427	$22,389	$15,908
7/31/2022	$16,703	$24,454	$17,251
8/31/2022	$16,426	$23,457	$16,973
9/30/2022	$14,536	$21,296	$15,019
10/31/2022	$14,336	$23,020	$14,807
11/30/2022	$14,152	$24,307	$14,645
12/31/2022	$12,661	$22,907	$13,101
1/31/2023	$14,674	$24,346	$15,172
2/28/2023	$14,459	$23,752	$14,963
3/31/2023	$14,992	$24,624	$15,517
4/30/2023	$14,213	$25,008	$14,733
5/31/2023	$15,325	$25,117	$15,851
6/30/2023	$16,749	$26,776	$17,307
7/31/2023	$18,762	$27,637	$19,422
8/31/2023	$16,738	$27,197	$17,275
9/30/2023	$16,375	$25,900	$16,803
10/31/2023	$15,243	$25,355	$15,646
11/30/2023	$17,287	$27,671	$17,754
12/31/2023	$19,315	$28,928	$19,862
1/31/2024	$17,435	$29,414	$17,916
2/29/2024	$20,098	$30,985	$20,702
3/31/2024	$21,266	$31,982	$21,891
4/30/2024	$19,038	$30,675	$19,628
5/31/2024	$20,093	$32,196	$20,715
6/30/2024	$20,651	$33,352	$21,335
7/31/2024	$20,610	$33,758	$21,297
8/31/2024	$21,398	$34,577	$22,095
9/30/2024	$21,972	$35,315	$22,680
10/31/2024	$22,925	$34,995	$23,714
11/30/2024	$23,606	$37,049	$24,393
12/31/2024	$22,342	$36,166	$23,124
1/31/2025	$24,060	$37,173	$24,904
2/28/2025	$21,598	$36,688	$22,388
3/31/2025	$19,291	$34,621	$19,987
4/30/2025	$19,702	$34,386	$20,410
5/31/2025	$21,947	$36,550	$22,736
6/30/2025	$23,116	$38,409	$23,932
7/31/2025	$23,677	$39,271	$24,477
8/31/2025	$25,611	$40,067	$26,460
9/30/2025	$25,579	$41,530	$26,466

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Renaissance IPO ETF (NAV Return)	16.61%	-0.84%	9.85%
S&P 500® Index	17.60%	16.47%	15.30%
Renaissance IPO Index	16.69%	-0.50%	10.22%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.  Visit https://etfs.renaissancecapital.com/us-ipo-etf#performance for more recent performance information.

Key Fund Statistics (as of 9/30/2025)

Fund Stats	Fund Stats
Total Net Assets	$178,634,851
# of Portfolio Holdings	33
Portfolio Turnover Rate	93%
Total Advisory Fees Paid	$906,123

What did the Fund invest in? (as of September 30, 2025)

Top Ten Holdings (as a % of Net Assets)

Top 10	Value
Reddit, Inc., Class A	9.4%
Kenvue, Inc.	8.9%
Astera Labs, Inc.	8.9%
ARM Holdings PLC, ADR	8.2%
NEXTracker, Inc., Class A	5.2%
Viking Holdings Ltd.	5.2%
Rubrik, Inc., Class A	5.2%
Kaspi.KZ JSC, ADR	4.1%
Tempus AI, Inc.	3.8%
Circle Internet Group, Inc., Class A	3.8%

Industry Weightings (as a % of Net Assets)

Industry	Value
Semiconductors & Semiconductor Equipment	17.1%
Software	14.1%
Interactive Media & Services	9.4%
Personal Care Products	8.9%
Hotels, Restaurants & Leisure	8.8%
Electrical Equipment	5.2%
Aerospace & Defense	5.2%
Textiles, Apparel & Luxury Goods	5.0%
Consumer Finance	4.1%
Life Sciences Tools & Services	3.8%
Others	18.3%
Cash	0.1%

Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, is available on the Fund's website at http://etfs.renaissancecapital.com/document-center?tab=regulatory  and https://etfs.renaissancecapital.com/document-center?tab=holdings or by scanning the QR code.

Renaissance IPO ETF

Annual Shareholder Report

September 30, 2025

Ticker: IPO

(b)	Not applicable.

Item 2. Code of Ethics

(a)	As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Commission and in other public communications made by the Registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: None.

(d)	Waivers: During the period covered by the report, the Registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	Not applicable.

(f)	The Code of Ethics is included with this Form N-CSR as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Experts

The Registrant’s Board of Trustees has determined that Deborah Fuhr is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)	Audit Fees

	Registrant	Adviser
FY 09/30/25	$28,500	N/A
FY 09/30/24	$28,250	N/A

(b)	Audit-Related Fees

	Registrant	Adviser
FYE 09/30/25	$0	N/A
FYE 09/30/24	$0	N/A

(c)	Tax Fees

	Registrant	Adviser
FYE 09/30/25	$5,300	N/A
FYE 09/30/24	$5,200	N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

	Registrant	Adviser
FYE 09/30/25	$0	N/A
FYE 09/30/24	$0	N/A

(e)	(1) Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant. The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentages of Services Approved by the Audit Committee

	Registrant	Adviser
Audit-Related Fees:	N/A	N/A
Tax Fees:	N/A	N/A
All Other Fees:	N/A	N/A

(f)	During the audit of Registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant:

	Registrant	Adviser
FYE 09/30/25	$5,300	N/A
FYE 09/30/24	$5,200	N/A

(h)	Not applicable

(i)	Not applicable

(j)	Not applicable

Item 5. Audit Committee of Listed Registrants

The Registrant has an audit committee which was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Walter E. Auch, Jr. and Deborah Fuhr.

Item 6. Schedule of Investments

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The Registrant’s Financial Statements are attached herewith.

Renaissance IPO ETF

Renaissance International IPO ETF

2025 Annual Financial Statements and Additional Information

September 30, 2025

Renaissance Capital LLC

Contents

Report of Independent Registered Public Accounting Firm
Portfolios of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Other Information	12
Changes in and Disagreements with Accountants (N-CSR Item 8)	19
Proxy Disclosures (N-CSR Item 9)	19
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)	19
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)	19

Investors should consider the investment objectives, risks, charges and expenses carefully before investing. For a prospectus or summary prospectus with this and other information about the Funds, please visit our website at etfs.renaissancecapital.com/docs/renaissance-ipo-etfs-prospectus.pdf or call (866) 486-6645. Read the prospectus or summary prospectus carefully before investing.

Report of Independent Registered Public Accounting Firm

taitweller.com

To the Shareholders and Board of Trustees

of Renaissance Capital Greenwich Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Renaissance IPO ETF and the Renaissance International IPO ETF, each a series of shares of Renaissance Capital Greenwich Funds (the “Trust”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1997.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 24, 2025

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 1

Renaissance IPO ETF
Portfolio of Investments

September 30, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.9%
	COMMUNICATION SERVICES - 9.4%
	Interactive Media & Services - 9.4%
73,218	Reddit, Inc. - Class A *	$16,839,408

	CONSUMER DISCRETIONARY - 17.1%
	Automobile Components - 2.1%
268,558	Mobileye Global, Inc. - Class A *	3,792,039

	Automobiles - 1.2%
68,567	ZEEKR Intelligent Technology Holding Ltd. - ADR * (a)	2,089,922

	Hotels, Restaurants & Leisure - 8.8%
105,730	Cava Group, Inc. *	6,387,149
149,436	Viking Holdings Ltd. *	9,288,942
		15,676,091
	Textiles, Apparel & Luxury Goods - 5.0%
166,855	Amer Sports, Inc. *	5,798,211
69,098	Birkenstock Holding PLC *	3,126,685
		8,924,896
		30,482,948
	CONSUMER STAPLES - 13.2%
	Consumer Staples Distribution & Retail - 3.5%
170,345	Maplebear, Inc. *	6,261,882

	Food Products - 0.8%
57,400	Smithfield Foods, Inc.	1,347,752

	Personal Care Products - 8.9%
980,436	Kenvue, Inc.	15,912,477
		23,522,111
	ENERGY - 1.0%
	Oil, Gas & Consumable Fuels - 1.0%
118,830	Venture Global, Inc. - Class A	1,686,198

	FINANCIALS - 5.9%
	Capital Markets - 1.4%
38,289	Bullish *	2,435,563

	Consumer Finance - 4.1%
89,750	Kaspi.KZ JSC - ADR	7,330,780

	Financial Services - 0.4%
40,742	Chime Financial, Inc. - Class A *	821,766
		10,588,109
	HEALTH CARE - 4.3%
	Biotechnology - 0.5%
28,460	Caris Life Sciences, Inc. *	860,915

	Life Sciences Tools & Services - 3.8%
84,166	Tempus AI, Inc. *	6,793,038
		7,653,953

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 2

Renaissance IPO ETF
Portfolio of Investments

September 30, 2025 (Continued)

Shares		Value (US$)
	INDUSTRIALS - 12.3%
	Aerospace & Defense - 5.2%
54,186	Loar Holdings, Inc. *	$4,334,880
179,994	StandardAero, Inc. *	4,912,036
		9,246,916
	Electrical Equipment - 5.2%
125,612	NEXTracker, Inc. - Class A *	9,294,032

	Professional Services - 1.9%
48,862	UL Solutions, Inc. - Class A	3,462,361
		22,003,309
	INFORMATION TECHNOLOGY - 34.8%
	IT Services - 3.6%
47,162	CoreWeave, Inc. - Class A *	6,454,120

	Semiconductors & Semiconductor Equipment - 17.1%
104,090	ARM Holdings PLC - ADR *	14,727,694
81,126	Astera Labs, Inc. *	15,884,471
		30,612,165
	Software - 14.1%
51,208	Circle Internet Group, Inc. - Class A *	6,789,157
47,028	Figma, Inc. - Class A *	2,439,342
104,955	Klaviyo, Inc. - Class A *	2,906,204
15,445	Pivotal Software, Inc. - Escrow *	—
33,690	Pony AI, Inc. - ADR * (a)	757,688
112,459	Rubrik, Inc. - Class A *	9,249,753
76,390	SailPoint, Inc. *	1,686,691
12,769	ServiceTitan, Inc. - Class A *	1,287,498
		25,116,333
		62,182,618
	REAL ESTATE - 1.9%
	Industrial REIT’s - 1.9%
89,739	Lineage, Inc. (a)	3,467,515

	TOTAL COMMON STOCKS
	(Cost - $169,917,263)	178,426,169

	SHORT-TERM INVESTMENTS - 1.9%
3,395,383	State Street Navigator Securities Lending Government Money Market Portfolio (b)	3,395,383

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $3,395,383)	3,395,383

	TOTAL INVESTMENTS - 101.8% (Cost - $173,312,646) (c)	$181,821,552
	OTHER ASSETS AND LIABILITIES - (1.8)%	(3,186,701)

	NET ASSETS - 100.0%	$178,634,851

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of September 30, 2025, the market value of securities loaned was $3,887,840. The loaned securities were secured with cash collateral of $3,395,383 and non-cash collateral with a value of $621,562. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Represents investments of cash collateral received in connection with securities lending.
(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $174,160,482. At September 30, 2025, net appreciation for all securities was $7,661,070. This consists of aggregate gross unrealized appreciation of $24,644,794 and aggregate gross unrealized depreciation of $16,983,724.

ADR - American Depositary Receipt

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 3

Renaissance International IPO ETF
Portfolio of Investments

September 30, 2025

Shares		Value (US$)
	COMMON STOCKS - 99.6%
	CHINA - 42.6%
8,000	Chifeng Jilong Gold Mining Co. Ltd. - Class H (a)	$31,272
17,600	China Resources Beverage Holdings Co. Ltd. (a)	24,901
3,400	Contemporary Amperex Technology Co. Ltd. - Class H (a)	249,693
5,400	Foshan Haitian Flavouring & Food Co. Ltd. - Class H	23,149
321,000	Horizon Robotics *	395,168
2,300	InnoScience Suzhou Technology Holding Co. Ltd. - Class H *	25,935
232,000	J&T Global Express Ltd. *	291,567
7,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H *	82,159
1,000	Laopu Gold Co. Ltd. - Class H (a)	91,494
9,600	Lens Technology Co. Ltd - Class H	37,872
4,000	Mao Geping Cosmetics Co. Ltd. (a)	53,303
24,100	Midea Group Co. Ltd. - Class H	254,721
10,300	Onewo, Inc. - Class H	32,189
10,600	SF Holding Co. Ltd. - Class H (a)	50,590
2,400	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. - Class H * (a)	158,521
15,000	WuXi XDC Cayman, Inc. - Class H *	150,926
27,837	Zhejiang Leapmotor Technology Co. Ltd. - Class H *	237,342
12,400	Zhejiang Sanhua Intelligent Controls Co. Ltd. - Class H *	69,824
		2,260,626
	GERMANY - 12.7%
4,489	Dr. Ing hc F Porsche AG - Class H	217,558
2,170	IONOS Group SE *	101,271
2,766	RENK Group AG	284,507
1,531	Schott Pharma AG & Co. KGaA	37,927
1,178	Springer Nature AG & Co. KGaA - Class H	32,086
		673,349
	HONG KONG - 0.4%
6,400	Guming Holdings Ltd. * (a)	18,340

	INDONESIA - 4.2%
473,100	Amman Mineral Internasional PT *	205,109
188,000	Pertamina Geothermal Energy PT	15,737
		220,846
	ITALY - 5.0%
9,931	Lottomatica Group SpA	267,236

	JAPAN - 18.3%
20,800	JX Advanced Metals Corp.	275,744
3,500	Kioxia Holdings Corp. *	115,377
7,700	Kokusai Electric Corp.	218,632
3,800	Rakuten Bank Ltd. *	212,477
12,800	Tokyo Metro Co. Ltd. (a)	146,665
		968,895
	LUXEMBOURG - 5.3%
9,329	CVC Capital Partners PLC	162,319
18,662	Zabka Group SA *	120,404
		282,723
	SPAIN - 2.0%
6,428	Puig Brands SA - Class B	103,240

	SWITZERLAND - 9.1%
2,781	Galderma Group AG	483,151

	TOTAL COMMON STOCKS
	(Cost - $3,928,620)	5,278,406

	TOTAL INVESTMENTS - 99.6% (Cost - $3,928,620) (b)	$5,278,406
	OTHER ASSETS AND LIABILITIES - 0.4%	23,573
	NET ASSETS - 100.0%	$5,301,979

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 4

Renaissance International IPO ETF
Portfolio of Investments

September 30, 2025 (Continued)

*	Non-income producing security.
(a)	Securities (or a portion of the security) on loan. As of September 30, 2025, the market value of securities loaned was $697,227. The loaned securities were secured with non-cash collateral with a value of $735,932. The non-cash collateral received consists of securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $3,946,757. At September 30, 2025, net appreciation for all securities was $1,331,649. This consists of aggregate gross unrealized appreciation of $1,633,013 and aggregate gross unrealized depreciation of $301,365.

PLC - Public Limited Company

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 5

Renaissance IPO ETFs

Statements of Assets and Liabilities

September 30, 2025

	Renaissance IPO ETF	Renaissance International IPO ETF
Assets
Investment Securities
At Cost	$173,312,646	$3,928,620
At Value*	181,821,552	5,278,406
Cash	241,972	17,464
Dividends Receivable	56,182	13,213
Total Assets	182,119,706	5,309,083
Liabilities
Payable Upon Receipt of Securities Loaned	3,395,383	—
Due to Custodian (Cost $0 and $3,773, respectively)	—	3,750
Accrued Management Fees	89,472	3,354
Total Liabilities	3,484,855	7,104
Net Assets	$178,634,851	$5,301,979
Net Assets Consist of:
Paid-in-Capital	$427,075,985	$19,103,583
Distributable earnings (Accumulated Loss)	(248,441,134)	(13,801,604)
Total Net Assets	$178,634,851	$5,301,979
Net Asset Value Per Share	$49.62	$17.67
Shares Outstanding (Unlimited Amount Authorized)	3,600,000	300,001
* Includes Investments in Securities on Loan, at Value	$3,887,840	$697,227

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 6

Renaissance IPO ETFs

Statements of Operations

For the Year Ended September 30, 2025

	Renaissance IPO ETF	Renaissance International IPO ETF
Investment Income
Dividends (Net of Foreign Tax Withheld of $0 and $7,218, respectively)	$1,272,009	$62,997
Securities Lending Income, Net of Rebates Received or Paid to Borrowers	829,587	28,386
Total Investment Income	2,101,596	91,383
Expenses
Management Fees	906,123	34,762
Total Expenses	906,123	34,762
Net Investment Income (Loss)	1,195,473	56,621
Net Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments	(3,523,803)	(898,024)
Net Realized Gain (Loss) on In-Kind Transactions	16,616,376	93,247
Net Realized Gain (Loss) on Foreign Currency Transactions	—	(5,241)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,979,217	2,065,720
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Translations	—	188
Net Realized and Unrealized Gain (Loss)	20,071,790	1,255,890
Net Increase (Decrease) in Net Assets Resulting from Operations	$21,267,263	$1,312,511

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 7

Renaissance IPO ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
Operations
Net Investment Income (Loss)	$1,195,473	$225,064
Net Realized Gain (Loss)	13,092,573	(7,369,938)
Net Change in Unrealized Appreciation (Depreciation)	6,979,217	55,042,461
Net Increase (Decrease) in Net Assets Resulting from Operations	21,267,263	47,897,587
Distributions to Shareholders From
Retained Earnings	(1,113,143)	(65,453)
Return of Capital	(68,363)	—
Total Distributions	(1,181,506)	(65,453)
Fund Share Transactions
Proceeds from Shares Sold	70,634,821	19,151,291
Cost of Shares Redeemed	(64,236,427)	(100,252,082)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	6,398,394	(81,100,791)
Total Increase (Decrease) in Net Assets	26,484,151	(33,268,657)
Net Assets
Beginning of Period	152,150,700	185,419,357
End of Period	$178,634,851	$152,150,700
Increase (Decrease) in Fund Shares Issued
Number of Shares Sold	1,500,000	500,000
Number of Shares Redeemed	(1,450,000)	(2,750,000)
Net Increase (Decrease) in Fund Shares	50,000	(2,250,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 8

Renaissance International IPO ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	September 30,	September 30,
	2025	2024
Operations
Net Investment Income (Loss)	$56,621	$45,548
Net Realized Gain (Loss)	(810,018)	(1,969,552)
Net Change in Unrealized Appreciation (Depreciation)	2,065,908	1,840,045
Net Increase (Decrease) in Net Assets Resulting from Operations	1,312,511	(83,959)
Distributions to Shareholders From
Retained Earnings	(50,024)	(37,066)
Fund Share Transactions
Cost of Shares Redeemed	(637,971)	(1,407,276)
Net Increase (Decrease) in Net Assets from Fund Share Transactions	(637,971)	(1,407,276)
Total Increase (Decrease) in Net Assets	624,516	(1,528,301)
Net Assets
Beginning of Period	4,677,463	6,205,764
End of Period	$5,301,979	$4,677,463
Increase (Decrease) in Fund Shares Issued
Number of Shares Redeemed	(50,000)	(100,000)
Net Increase (Decrease) in Fund Shares	(50,000)	(100,000)

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 9

Renaissance IPO ETF

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Assets Value, Beginning of Year	$42.86	$31.97	$28.39	$64.33	$52.05
Investment Operations
Net Investment Income (Loss)(1)	0.35	0.05	0.05	(0.13)	(0.19)
Net Realized and Unrealized Gain (Loss)	6.75	10.86	3.53	(35.81)	12.46
Total from Investment Operations	7.10	10.91	3.58	(35.94)	12.27
Other Capital(1)	0.00	0.00	0.00	0.00	0.01
Distribution to Shareholders
From Net Investment Income	(0.32)	(0.02)	—	—	—
From Return of Capital	(0.02)	—	—	—	—
Total Distributions	(0.34)	(0.02)	—	—	—
Net Asset Value, End of Year	$49.62	$42.86	$31.97	$28.39	$64.33

Total Return(2)	16.61%	34.12%	12.62%	(55.87)%	23.59%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$178,635	$152,151	$185,419	$156,123	$498,533
Ratio of Net Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	0.13%	0.18%	(0.28)%	(0.30)%
Portfolio Turnover Rate(3)	93%	123%	60%	57%	156%

(1)	Calculated using average shares method.
(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each year reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Broker commission charges are not included in this calculation.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 10

Renaissance International IPO ETF

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Assets Value, Beginning of Year	$13.36	$13.79	$14.57	$30.08	$32.21
Investment Operations
Net Investment Income (Loss)(1)	0.18	0.12	0.09	(0.01)	0.02
Net Realized and Unrealized Gain (Loss)	4.30	(0.44)	(0.82)	(15.50)	(1.95)
Total from Investment Operations	4.48	(0.32)	(0.73)	(15.51)	(1.93)
Distribution to Shareholders
From Net Investment Income	(0.17)	(0.11)	(0.05)	—	(0.13)
From Realized Gain on Investments	—	—	—	—	(0.07)
Total Distributions	(0.17)	(0.11)	(0.05)	—	(0.20)
Net Asset Value, End of Year	$17.67	$13.36	$13.79	$14.57	$30.08

Total Return(2)	33.76%	(2.32)%	(5.04)%	(51.57)%	(6.09)%

Ratios and Supplemental Data
Net Assets, End of Year (000s)	$5,302	$4,677	$6,206	$8,741	$24,066
Ratio of Net Expenses to Average Net Assets	0.80%	0.80%	0.80%	0.81%	0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.30%	0.87%	0.56%	(0.03)%	0.06%
Portfolio Turnover Rate(3)	68%	81%	68%	118%	137%

(1)	Calculated using average shares method.
(2)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each year reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the payment date. Total return for years of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying Notes to Financial Statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 11

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025

The Renaissance IPO ETF and the Renaissance International IPO ETF (each a “Fund” and collectively, the “Funds”) are a series of Renaissance Capital Greenwich Funds (“the Trust”), a Delaware statutory trust, each operating as a registered, non-diversified, open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust, organized on February 3, 1997, may issue an unlimited number of shares of the Funds. The shares of the Funds are referred to herein as “Shares.” The Renaissance IPO ETF commenced operations on October 14, 2013 and the Renaissance International IPO ETF commenced operations on October 6, 2014. The financial statements herein relate solely to those of the Funds.

The Funds are exchange-traded funds (“ETFs”). As ETFs, the Funds trade like other publicly-traded securities and are designed to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), Shares of the Funds may be directly purchased from and redeemed by a Fund at NAV solely by certain large institutional investors. The Shares of the Funds are listed on the NYSE Arca (the “Exchange”), and trade in the secondary market at market prices that may differ from the Shares’ NAV.

1. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies”.

A. FOREIGN CURRENCY TRANSLATIONS: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day. Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

B. SECURITY VALUATION: The values of the Funds’ securities for which market quotations are readily available as defined in Rule 2a-5 under the 1940 Act are based on the securities’ last quoted sales prices on their principal exchanges.

In the absence of a last reported sales price, values may be based on the mean between the current bid and ask prices, if available. Any Fund’s securities for which market quotations are not readily available, as well as restricted securities or other investment assets, are to be valued at fair value as determined in good faith in accordance with Valuation Procedures, approved by the Board of Trustees (the “Board”). To carry out the responsibility to determine the Fair Value of any securities or other assets for which market quotations are not readily available, the Board has designated Renaissance Capital LLC (the “Adviser” or “Valuation Designee”) as the Valuation Designee. The Funds’ Administrator, State Street Bank and Trust Company, assists the Valuation Designee with its responsibilities as set forth in the Valuation Procedures. As a general principle, the “fair value” of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Adviser with respect to the valuation of the security; (v) whether the same or similar securities are held by other Funds managed by the Adviser and the methodologies used to value comparable or similar securities in those Funds; (vi) the extent to which the fair value determination will be based on data or formulae produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; (viii) the existence of merger proposals, tender offers or other types of “exit” events for shareholders of the security’s issuer; (ix) court action or governmental intervention with respect to a security or its issuer; and (x) price changes of a relevant market index that serves as a reasonable proxy instrument for the fair valued security. Short-term instruments with maturities of 60 days or less at the date of the purchase generally are valued at amortized cost, which approximates fair value; short-term

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 12

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative bid and ask prices, and commencing 60 days prior to maturity such securities are valued at amortized cost. Money market-type instruments that at a valuation time have a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium), unless the Valuation Designee believes another valuation is more appropriate. Municipal daily or weekly variable rate demand instruments may be priced at par plus accrued interest. Investments in money market funds are valued at that day’s published NAV. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be received upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of September 30, 2025:

Renaissance IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$178,426,169	$—	$—	$178,426,169
Short-Term Investments	3,395,383	—	—	3,395,383
Total Investments	$181,821,552	$—	$—	$181,821,552

Renaissance International IPO ETF	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$5,278,406	$—	$—	$5,278,406
Total Investments	$5,278,406	$—	$—	$5,278,406

(1)	See the Portfolio of Investments for industry/country classification.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. During the year September 30, 2025, there were no transfers between levels.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and at the end of the year.

Renaissance International IPO ETF	Common Stocks
Balance as of September 30, 2024	$119
Change in Unrealized Appreciation (Depreciation)	(119)
Balance as of September 30, 2025	$—

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 13

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

C. INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on an accrual basis.

D. INVESTMENT TRANSACTIONS: Security transactions are accounted for on a trade date basis for financial reporting purposes. In determining the gain or loss from the sale of securities, the cost of securities sold is determined on the basis of identified cost.

E. RECENT ACCOUNTING PRONOUNCEMENTS: In this reporting year, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President, William K. Smith, acts as the Funds’ CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, creations and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

2. FEDERAL INCOME TAXES: It is the Funds’ intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income to relieve them from all, or substantially all, Federal income and excise taxes. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions in the open tax years (current and prior years, as applicable) or expected to be taken in the Funds’ 2025 tax returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments.

The components of accumulated earnings on a tax basis were as follows:

Renaissance IPO ETF	2025	Renaissance International IPO ETF	2025
Undistributed Ordinary Income	$—	Undistributed Ordinary Income	$1,378
Undistributed Long-Term Gains	—	Undistributed Long-Term Gains	—
Capital Loss Carry Forwards	(256,102,204)	Capital Loss Carry Forwards	(15,134,755)
Post October and Late Year	—	Post October and Late Year	—
Unrealized Appreciation	7,661,070	Unrealized Appreciation	1,331,773
Total Accumulated Earnings	(248,441,134)	Total Accumulated Earnings	(13,801,604)

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 14

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

The difference between book basis and tax basis unrealized appreciation, accumulated net realized loss on investments and accumulated net investment loss is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts and partnerships.

Capital loss carry forwards are available through the date specified below to offset future realized net capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed. As of September 30, 2025, the Renaissance IPO ETF and Renaissance International IPO ETF had non-expiring short term capital loss carry forwards of $151,622,311 and $9,311,905, respectively and long term capital loss carry forwards of $104,479,893 and $5,822,850, respectively.

The Renaissance IPO ETF and Renaissance International IPO ETF have elected to defer losses incurred from November 1, 2024 through September 30, 2025 in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the following fiscal year. As of September 30, 2025, Renaissance IPO ETF and Renaissance International IPO ETF did not have any late year ordinary loss deferrals.

The tax character of distributions paid during the year ended September 30, 2025 was ordinary income of $1,113,143 and $50,024 for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively, and return of capital of $68,363 for Renaissance IPO ETF. The tax character of distributions paid during the year ended September 30, 2024 was ordinary income of $65,453 and $37,066 for the Renaissance IPO ETF and Renaissance International IPO ETF, respectively.

A. DISTRIBUTIONS TO SHAREHOLDERS: The Funds will normally distribute substantially all of their net investment income at least annually. Any realized net capital gains will be distributed annually. The Funds may also pay a special distribution at any time to comply with U.S. federal tax requirements. All distributions are recorded on the ex-dividend date. The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Permanent book and tax differences resulted in reclassifications for the fiscal year ended September 30, 2025 as follows:

	Increase (Decrease) to Paid-In Capital	Distributable earnings (accumulated loss)
Renaissance IPO ETF	$16,298,762	$(16,298,762)
Renaissance International IPO ETF	42,605	(42,605)

For the year ended September 30, 2025, the Renaissance IPO ETF and the Renaissance International IPO ETF reclassified non-taxable security gain/loss realized on the in-kind redemption of Creation Units (Note 4) as an increase to paid-in-capital in the Statement of Assets and Liabilities in the amounts of $16,616,376 and $93,247 respectively.

3. FEES AND EXPENSES

A. MANAGEMENT FEE: The Advisor serves as investment advisor to the Funds pursuant to an investment management agreement between the Trust and the Advisor (the “Investment Management Agreement”). Under the Investment Management Agreement, the Advisor, subject to the supervision of the Board and in conformity with the stated investment policies of the Funds, manages the investment of the Funds’ assets. The Advisor is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Funds.

Pursuant to a Supervision and Administrative Agreement between the Trust, on behalf of the Funds, and the Advisor, the Advisor oversees the operation of the Funds, provides or causes to be furnished the advisory, supervisory, administrative, distribution, transfer agency, custody and all other services necessary for the Funds to operate, and exercises day-to-day oversight over the Funds’ service providers. Under the Supervision and Administrative Agreement, the Advisor also bears all the fees and expenses incurred in connection with its obligations under the Supervision and Administrative Agreement, including, but not limited to, the costs of various third-party services required by the Funds, including audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, except those fees and expenses specifically assumed by the Trust on behalf of the Funds.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 15

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

Pursuant to the terms of each of the Investment Management Agreement and the Supervision and Administrative Agreement, the Trust has agreed to indemnify the Advisor for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Investment Management Agreement also provides that the Advisor may engage in other businesses, devote time and attention to any other business, whether of a similar or dissimilar nature, and render investment advisory services to others.

As compensation for its services, the Advisor is paid a monthly management fee for providing investment advisory, supervisory, administrative and other services the Funds require under an all-in fee structure based on a percentage of the Funds’ average daily net assets at the annual rate of 0.60% for Renaissance IPO ETF and 0.80% for Renaissance International IPO ETF.

The Funds also bear certain other expenses, which are specifically excluded from being covered under the management fee and the Supervision and Administrative Agreement (“Excluded Expenses”) and may vary and will affect the total level of expenses paid by the Funds. Such Excluded Expenses include taxes, brokerage fees, commissions and other transaction expenses, acquired fund fees and expenses, interest and extraordinary expenses (such as litigation and indemnification expenses).

B. DISTRIBUTION AND SERVICING FEES: Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of the Shares of the Funds. The Board of Trustees of the Trust has adopted a distribution and services plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees in connection with the sale and distribution of their Shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of the Funds’ average daily net assets each year. No Rule 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the Funds’ assets on an ongoing basis, these fees will increase the cost of your investment in the Funds.

4. SHAREHOLDER TRANSACTIONS: The Funds issue and redeem Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof. Creation Units are sold to and from institutional brokers through participation agreements. Except when aggregated in Creation Units, Shares of the Funds are not redeemable. Such transactions generally consist of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) that comprise the Index and an amount of cash computed as described below (the “Cash Component”) or, as permitted or required by the Funds, of cash. The Cash Component together with the Deposit Securities, as applicable, are referred to as the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for Shares. The Cash Component represents the difference between the NAV of a Creation Unit and the market value of Deposit Securities and may include a Dividend Equivalent Payment. The “Dividend Equivalent Payment” enables the Funds to make a complete distribution of dividends on the next dividend payment date, and is an amount equal, on a per Creation Unit basis, to the dividends on all the securities held by the Funds (“Fund Securities”) with ex-dividend dates within the accumulation year for such distribution (the “Accumulation Year”), net of expenses and liabilities for such year, as if all of the Fund Securities had been held by the Trust for the entire Accumulation Year. The Accumulation Year begins on the ex-dividend date for the Funds and ends on the next ex-dividend date. Transactions in capital shares for the Funds are disclosed in detail in the Statements of Changes in Net Assets.

A fixed transaction fee of $300 per Creation Unit for the Renaissance IPO ETF and $750 per Creation Unit for the Renaissance International IPO ETF, regardless of the number of Creation Units that are created or redeemed on the same day, is charged to the institutional broker creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Variable transaction fees are received by the Trust and are used to defray trading costs. These amounts are included in Other Capital on the Statements of Changes in Net Assets. Fixed transaction fees are received by the Custodian.

For the year ended September 30, 2025, the Renaissance IPO ETF had in-kind contributions of $70,629,674 and in-kind redemptions of $64,235,242. For the year ended September 30, 2025, the Renaissance International IPO ETF had in-kind contributions of $0 and in-kind redemptions of $634,445.

The in-kind contributions and in-kind redemptions shown above may not agree with the Fund Share Transactions on the Statements of Changes in Net Assets. The amounts shown above represent the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflect gross shareholder transactions including any cash component of the transaction.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 16

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

5. INDEMNIFICATION: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties for the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors that contain a variety of representations and warranties that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the risk of loss due to these warranties appears to be remote.

6. INVESTMENT TRANSACTIONS: The length of time the Funds have held a particular security is not generally a consideration in investment decisions. A change in the securities held by each Fund is known as “portfolio turnover.” The Funds may engage in frequent and active trading of portfolio securities to achieve their investment objective, including, without limitation, to reflect changes in the component securities of the Index, such as reconstitutions or additions or deletions of component securities. To the extent that Creation Unit purchases from and redemptions by the Funds are effected in cash, frequent purchases and redemptions may increase the rate of portfolio turnover. High portfolio turnover involves correspondingly greater expenses to the Funds, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Funds’ performance. The portfolio turnover rates are reported in the Financial Highlights.

For the year ended September 30, 2025, the Renaissance IPO ETF made purchases with a cost of $140,908,194 and sales with proceeds of $140,815,672 of investment securities (excluding short-term securities and in-kind transactions of $70,629,674 in purchases and $64,235,242 in sales) and the Renaissance International IPO ETF made purchases with a cost of $2,979,022 and sales with proceeds of $2,992,067 of investment securities (excluding short-term securities and in-kind transactions of $0 in purchases and $634,445 in sales).

7. SECURITIES LENDING: The Funds may lend their portfolio securities to brokers, dealers and other financial institutions desiring to borrow securities to complete transactions and for other purposes. In connection with such loans, the Funds receive liquid collateral equal to at least 102% for U.S. securities and 105% for international securities of the value of the portfolio securities being loaned. This collateral is marked-to-market on a daily basis. Although the Funds will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower fail to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Funds) or become insolvent. The Funds may pay fees to the party arranging the loan of securities. In addition, the Funds will bear the risk of loss of any cash collateral that it invests. The Funds will then invest the cash collateral received in the State Street Navigator Securities Lending Government Money Market Portfolio, and record a liability for the return of the collateral, during the year the securities are on loan. The Funds are subject to a lending limit of 33⅓% of total assets (including the value of collateral).

The loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail to return loaned securities, the Funds have the right to repurchase the securities using the collateral in the open market.

The borrower pays fees at the Funds’ direction to the lending agent. The lending agent may retain a portion of the fees and interest earned on the cash collateral invested as compensation for its services. Investments made with the cash collateral are disclosed on the Schedules of Investments. The lending fees and the Funds’ portion of the interest income earned on the cash collateral are included on the Statements of Operations as securities lending income, net of rebates received or paid to borrowers.

See the Portfolio of Investments for information about the value of the securities on loan and their related collateral. The loaned securities are subject to enforceable netting arrangements and as of September 30, 2025, the value of the related collateral exceeded the value of the securities loaned.

		Gross Amounts not offset in the Statement of Financial Position
Securities Lending	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments		Collateral Pledged (Received)	Net Amount
Renaissance IPO ETF	$3,395,383	$—	$3,395,383	$3,395,383	(a)	$—	$—

(a)	Collateral for securities on loan is included in the Schedule of Investments

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 17

Renaissance IPO ETFs

Notes to financial statements

For the Year Ended September 30, 2025 (Continued)

The following tables represent the amount of payables for cash collateral received on securities on loan as shown on the Statements of Assets and Liabilities as of September 30, 2025:

Renaissance IPO ETF	Remaining Contractual Maturity of the Agreements As of September 30, 2025
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions Common Stocks	$3,395,383	$—	$—	$—	$3,395,383
Total Borrowings	$3,395,383	$—	$—	$—	$3,395,383
Gross amount of recognized liabilities for securities lending transactions					$3,395,383

8. PRINCIPAL RISKS: Investors in the Funds should be willing to accept a high degree of volatility in the price of the Funds’ Shares and the possibility of significant losses. An investment in the Funds involves a substantial degree of risk. The Funds are subject to the principal investment risks noted below, any of which may adversely affect the Funds’ NAV, trading price, yield, total return and ability to meet its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Funds. In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a detailed description of selected principal risks. For a more comprehensive list of potential risks the Funds may be subject to, please see the Funds’ Prospectus.

A. MARKET RISK. The prices of the securities in the Funds are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. An investment in the Funds may lose money. In addition, regional, national or global events such as regulatory changes, recessions, banking instability, shifts in monetary or trade policies could have a significant negative impact on securities markets and the Funds’ investments. Any of these events may lead to unexpected suspensions or closures of securities exchanges, business disruptions and closures, and reduced or disrupted operations for the Funds’ service providers or issuers in which the Funds invest. Government intervention in markets may impact interest rates, market volatility and security pricing.

B. CONCENTRATION RISK. A Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent its Index concentrates in a particular sector or sectors or industry or group of industries. The Funds may be subject to the risk that economic, political or other conditions that have a negative effect on that sector or industry will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of sectors or industries.

C. SECURITIES LENDING RISK. The Funds may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the Funds’ loaned securities fails to return the securities in a timely manner or at all. The Funds could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Funds.

9. SUBSEQUENT EVENTS: The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 18

Renaissance IPO ETFs

Other information

For the Year Ended September 30, 2025 (Unaudited)

Additional Tax Information

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2025.

Dividend Received Deduction

The percentage of distributions which qualify for the corporate dividends received is 76.73% and 2.30% for the Renaissance IPO ETF and Renaissance International IPO ETF Fund, respectively.

Foreign Taxes Credit

Renaissance International IPO ETF designates $6,103 as foreign taxes paid and $68,892 as foreign source income earned for regular Federal income tax purposes.

Qualified Dividend Income

A portion of dividends distributed by the Fund during the fiscal year ended September 30, 2025 is considered qualified dividend income, and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Renaissance IPO ETF Fund and Renaissance International IPO ETF Fund had qualified dividend income of $984,447 and $58,228, respectively, for the year ended September 30, 2025.

Long Term Capital Gains

Renaissance IPO ETF and Renaissance International IPO ETF had no long term capital gain dividends during the year ended September 30, 2025.

Changes in and Disagreements with Accountants (N-CSR Item 8)

During the year ended September 30, 2025, there were no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)

During the year ended September 30, 2025, there were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise.

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)

The Adviser does not pay any remuneration to any Trustees who serve as Interested Trustees.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)

During the most recent fiscal half-year ended September 30, 2025, the Board did not approve any investment advisory contracts.

R e n a i s s a n c e C a p i t a l — T h e I P O E x p e r t P a g e 19

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

There were no matters submitted to a vote of security holders through the solicitation of proxies or otherwise during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies is included within the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

During the most recent fiscal half-year ended September 30, 2025, the Registrant’s Board of Trustees did not approve any investment advisory contracts.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees that have been implemented since the registrant last provided disclosure in response to the requirements of this Item.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Code of Ethics filed herewith.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in Registrant’s independent public accountant.

Not applicable.

(b)	The certification by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RENAISSANCE CAPITAL GREENWICH FUNDS

By:	/s/ William K. Smith
William K. Smith,
President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date:	December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William K. Smith
William K. Smith,
President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date:	December 4, 2025